Amounts Related to Shipboard Retirement Plan (Detail) (Shipboard Retirement Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shipboard Retirement Plan
Pension expense:
Service cost	$ 1,367	$ 1,072	$ 980
Interest cost	604	531	481
Amortization of prior service cost	378	378	378
Amortization of actuarial loss (gain)	13		(29)
Total pension expense	2,362	1,981	1,810
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	13,329	9,478	8,017
Service cost	1,367	1,072	980
Interest cost	604	531	481
Actuarial loss	1,721	2,993
Direct benefit payments	(800)	(745)
Projected benefit obligation at end of year	16,221	13,329	9,478
Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	16,221	13,329	9,478
Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	(6,427)	(6,805)	(7,183)
Accumulated actuarial gain (loss)	(3,320)	(1,612)	1,381
Accumulated other comprehensive income (loss)	$ (9,747)	$ (8,417)	$ (5,802)